Private Placement Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Aug. 22, 2018	Feb. 14, 2018	Jun. 30, 2025	Jun. 30, 2024	Feb. 14, 2025	Dec. 31, 2024
Private Placement Warrants [Line Items]
Exercise price per share (in Dollars per share)	$ 115
Warrants outstanding shares					2,500,000	2,500,000
Change in fair value of the warrant liability (in Dollars)			$ 0	$ 0
Warrant [Member]
Private Placement Warrants [Line Items]
Generating gross proceeds (in Dollars)	$ 600
Private Placement Warrant [Member]
Private Placement Warrants [Line Items]
Warrants outstanding shares						1,300,000
Private Placement Warrant [Member] | Warrant [Member]
Private Placement Warrants [Line Items]
Additional sale of shares	120,000		1,180,000
Warrant per share (in Dollars per share)	$ 5		$ 5
Aggregate purchase price amount (in Dollars)			$ 5,900
Warrants expired		1,300,000